Inventories (Tables)	12 Months Ended
Mar. 31, 2020
Classes Of Inventories [Abstract]
Schedule of Inventories
	March 31,	March 31,
	2020	2019

Raw materials	$5,065,731	$3,410,613
Work in progress	2,790,815	281,027
Finished goods	553,828	635,914
Supplies and spare parts	682,164	710,607
	$9,092,538	$5,038,161